SHAREHOLDERS' EQUITY - Share Capital - Tabular Disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Increase (decrease) in equity
Balance, beginning of year	$ 1,076,613	$ 609,310
Balance, beginning of year (in shares)	217,000,000
Issue of shares (net of tax effected issue costs) (in shares)			33,100,000
Purchase of common shares under Normal Course Issuer Bid	$ (258,300)	$ (410,900)	$ (123,200)
Purchase of common shares under Normal Course Issuer Bid (in shares)	(16.4)	(27,900,000)	(12,900,000)
Balance, end of year	$ 1,227,349	$ 1,076,613	$ 609,310
Balance, end of year (in shares)	202,000,000	217,000,000
Share Capital
Increase (decrease) in equity
Balance, beginning of year	$ 2,837,329	$ 3,094,061	$ 3,113,829
Balance, beginning of year (in shares)	217,285,000	243,852,000	222,548,000
Issue of shares (net of tax effected issue costs)			$ 99,516
Issue of shares (net of tax effected issue costs) (in shares)			33,062,000
Purchase of common shares under Normal Course Issuer Bid	$ (152,773)	$ (266,694)	$ (128,686)
Purchase of common shares under Normal Course Issuer Bid (in shares)	(16,441,000)	(27,925,000)	(12,898,000)
Share-based compensation - treasury settled	$ 7,497	$ 9,962	$ 9,402
Share-based compensation - treasury settled (in shares)	1,354,000	1,358,000	1,140,000
Balance, end of year	$ 2,692,053	$ 2,837,329	$ 3,094,061
Balance, end of year (in shares)	202,198,000	217,285,000	243,852,000